EMPLOYEE BENEFITS	12 Months Ended
Sep. 30, 2011
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

16.       EMPLOYEE BENEFITS

The Company maintains shareholder-approved, stock-based incentive plans, which permit the granting of options to purchase common stock of the Company and awards of restricted shares of common stock.  All employees, non-employee directors and consultants of the Company and its affiliates are eligible to receive awards under the plans.  The plans authorize the granting of awards in the form of options intended to qualify as incentive stock options under Section 422 of the Internal Revenue Code, options that do not so qualify (non-statutory stock options) and granting of restricted shares of common stock.  Stock option awards are generally granted with an exercise price equal to the market value of the Company’s shares at the date of grant and generally vest over a period of three to five years.  Generally, option and share awards provide for accelerated vesting if there is a change in control (as defined in the plans). As a participant in the U.S. Department of Treasury’s Capital Purchase Program, certain employees are prohibited from receiving golden parachute payments while the Company has any outstanding funds related to the program.  Under the Treasury’s guidelines, golden parachute payments are defined to include any payment due to a change in control of the Company, which includes the acceleration of vesting in stock-based incentive plans due to the departure or change in control.  Accordingly, the affected employees have signed agreements to forfeit the right to accelerated vesting while any funds related to the Treasury’s program are outstanding.  The exercise period for all stock options generally may not exceed 10 years from the date of grant.  Shares used to satisfy stock awards and stock option exercises are generally issued from treasury stock.  At September 30, 2011, the Company had 415,770 reserved but unissued shares that can be awarded in the form of stock options or restricted share awards.

Restricted Stock Awards - A summary of activity in the Company’s restricted stock awards as of and for the years ended September 30, 2011, 2010 and 2009 is as follows:

	2011		2010		2009
		Weighted		Weighted		Weighted
		Average		Average		Average
		Grant-Date		Grant-Date		Grant-Date
	Number	Fair Value	Number	Fair Value	Number	Fair Value
Nonvested at beginning of year	67,219	$6.45	24,477	$4.88	667	$13.20
Granted	67,248	7.49	49,012	7.37	24,327	4.83
Vested	(12,996)	7.43	(5,658)	7.52	(517)	13.26
Forfeited	(6,393)	7.43	(612)	7.37	—	—
Nonvested at end of year	115,078	$6.89	67,219	$6.45	24,477	$4.88

Stock Option Awards - A summary of activity in the Company’s stock option program as of and for the years ended September 30, 2011, 2010 and 2009 is as follows:

	2011				2010		2009
				Weighted
		Weighted		Average		Weighted		Weighted
		Average	Aggregate	Remaining		Average		Average
		Exercise	Intrinsic	Contractual		Exercise		Exercise
	Number	Price	Value	Life (years)	Number	Price	Number	Price
Outstanding at beginning of year	849,840	$10.40			930,306	$9.82	788,233	$10.38
Granted	—	—			16,000	7.19	201,100	7.27
Exercised	(33,397)	5.81			(72,900)	2.70	(23,827)	4.45
Forfeited	(56,759)	10.96			(23,566)	9.23	(35,200)	11.53
Outstanding at end of year	759,684	$10.56	$78,113	5.2	849,840	$10.40	930,306	$9.82

Exercisable at end of year	604,387	$10.65	$73,872	4.7	558,093	$10.50	487,868	$9.28

The weighted-average fair value per share of options granted during the years ended September 30, 2010 and 2009 was $1.80 and $1.82, respectively.  There were no options granted during the year ended September 30, 2011.  Cash received from stock options exercised totaled $194,000, $197,000 and $161,000 during the years ended September 30, 2011, 2010 and 2009, respectively.  The total intrinsic value of stock options exercised totaled $51,000, $298,000 and $669,000 during the years ended September 30, 2011, 2010 and 2009, respectively.  Executive officers and directors exercised 19,522 options during the year ended September 30, 2011.

The following is a summary of the options outstanding at September 30, 2011:

			Outstanding			Exercisable
				Weighted Average	Weighted		Weighted
Range of				Remaining	Average		Average
Exercise Prices			Number	Contractual Life (yrs)	Exercise Price	Number	Exercise Price
$5.13	-	$5.90	54,075	3.75	$5.48	51,074	$5.48
6.12	-	6.69	94,414	5.53	6.38	78,314	6.34
7.00	-	7.70	108,500	7.78	7.64	76,671	7.67
8.36	-	9.76	63,500	5.78	9.29	51,333	9.34
10.01	-	11.94	158,357	5.80	11.12	110,057	11.13
12.07	-	13.77	185,000	3.76	12.95	144,600	12.98
13.99	-	18.70	95,838	4.82	16.13	92,338	16.17
$5.13	-	$18.70	759,684	5.15	$10.56	604,387	$10.65

A summary of total stock-based compensation expense for the years ended September 30, 2011, 2010 and 2009 follows:

	2011	2010	2009
Total expense:
Pre-tax	$590,458	$555,086	$491,000
After-tax	366,084	344,153	304,500
Earnings per share:
Basic	$0.03	$0.03	$0.03
Diluted	0.03	0.03	0.03

As of September 30, 2011, the total unrecognized compensation expense related to non-vested stock options and restricted stock awards was approximately $247,000 and $320,000, respectively, and the related weighted average period over which it is expected to be recognized is approximately 1.1 and 1.3 years, respectively.

There were no stock options granted during the twelve-month period ended September 30, 2011. The fair value of stock options granted in 2010 and 2009 was estimated on the date of grant using the Black-Scholes option pricing model with the following average assumptions:

	2010	2009

Risk-free interest rate	2.53%	4.30%
Expected volatility	36.39%	35.53%
Expected life in years	5.6	5.4
Dividend yield	4.30%	4.50%
Expected forfeiture rate	3.32%	3.37%

Equity Trust Plan - The Company maintains an Equity Trust Plan for the benefit of key loan officers and sales staff.  The plan is designed to recruit and retain top-performing loan officers and other key revenue-producing employees who are instrumental to the Company’s success.  The plan allows the recipients to defer a percentage of commissions earned into a rabbi trust for the benefit of the participants.  The assets of the trust are limited to shares of Company common stock and cash.  Awards generally vest over a period of three to five years, and the participants will forgo any accrued but unvested benefits if they voluntarily leave the Company.  At September 30, 2011, 59,124 shares had been purchased on behalf of the participants at an average price of $7.35.  Shares distributed to participants during the fiscal year were 75,391 with a market value at the time of distribution totaling $683,000, and 13,499 shares were withheld by the Company in order for the distribution recipients to meet their tax obligations. Vested shares in the plan are treated as issued and outstanding when computing basic and diluted earnings per share, whereas unvested shares are treated as issued and outstanding only when computing diluted earnings per share.

KSOP — Effective September 1, 2008, the Bank merged its 401(k) savings plan and its employee stock ownership plan into the Pulaski Bank Savings and Ownership Plan (the “KSOP”) to provide greater investment alternatives to plan participants and to reduce administrative expenses.  Prior to January 1, 2010, the Bank matched 75% of each participant’s contribution up to a maximum of 5% of salary.  The Bank temporarily suspended its 401(k) employer matching contribution during calendar year 2010.  Effective January 1, 2011, the Bank resumed its matching contribution in an amount equal to 5% of each participant’s contribution up to a maximum of 50% of salary. The Bank’s contributions to this plan were $295,000, $148,000 and $658,000 for the years ended September 30, 2011, 2010 and 2009, respectively.

Supplemental Retirement Agreement - In January 1998, the Bank entered into a supplemental retirement benefit agreement with its chief executive officer in conjunction with his retirement from the Company at that time.  Under the terms of the agreement, the former chief executive officer is entitled to receive $2,473 monthly, for a period of 15 years commencing upon his retirement.  The net present value of these payments is reflected in other liabilities and totaled $33,000, $59,000 and $83,000 at September 30, 2011, 2010 and 2009, respectively. Compensation expense under this agreement totaled approximately $3,700, $6,000 and $7,000 for the years ended September 30, 2011, 2010 and 2009, respectively.

Employment Agreement - The Company and the Bank maintain an employment agreement with its current CEO (“CEO”).  The initial term of the agreement was three years.  Commencing on the first anniversary of the effective date of May 1, 2008, the term of the agreement decreased to two years.  Under the agreement, the Bank pays the CEO a base salary, which is reviewed at least annually and may be increased at the discretion of the Board of Directors.  In addition, the CEO received a stock option grant on the effective date covering 100,000 shares of the Company’s common stock at an exercise price of $12.84 per share, which vests ratably over a period of five years. The CEO is also entitled to receive health and welfare benefits provided to other Company and Bank employees.  Additionally, the agreement provides for severance payments and continued medical coverage for 24 months if employment is terminated following a change in control or upon an event of termination as defined in the agreement.  In the event of a change in control and subsequent termination of employment, the CEO will receive a lump-sum payment equal to two times his average annual compensation computed using his base pay rate at the date of termination plus any bonus or incentive compensation earned by him in the prior fiscal year.  The lump-sum payment will include an amount for any required excise tax due under the Internal Revenue Code of 1986.  The agreement also prohibits the CEO from soliciting the services of any of the Company’s employees, and from competing with the Company, for a period of two years after termination.  As a participant in the U.S. Department of Treasury’s Capital Purchase Program, certain employees are prohibited from receiving golden parachute payments while the preferred stock issued pursuant to the Capital Purchase Program remains outstanding.  Under the Treasury’s guidelines, golden parachute payments are defined to include any payment due to a change in control of the Company or an event of the employee’s termination.  Accordingly, the CEO has signed an agreement to forfeit the right to receive the lump-sum separation payment under this agreement while the preferred stock issued pursuant to the Capital Purchase Program remains outstanding.